Organization and Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021 number_of_day request
Principal Transaction Revenue [Line Items]
Independent appraisal firm, property rotation, period (at least)		3 years
Description of valuation change of real estate related assets		Also, the independent fiduciary can require additional appraisals if factors or events have occurred that could materially change a property’s value (including those identified above) and such change is not reflected in the quarterly valuation review, or otherwise to ensure that the Account is valued appropriately. The independent fiduciary must also approve any valuation change of real estate-related assets where a property’s value changed by more than 6% from the most recent independent annual appraisal, or if the value of the Account would change by more than 4% within any calendar quarter or more than 2% since the prior calendar month. When a real estate property is subject to a mortgage, the property is valued independently of the mortgage and the property and mortgage fair values are reported separately (see Valuation of Mortgage Loans Payable). The independent fiduciary reviews and approves all mortgage valuation adjustments before such adjustments are recorded by the Account. The Account continues to use the revised value for each real estate property and mortgage loan payable to calculate the Account’s daily net asset value until the next valuation review or appraisal.
Threshold percentage, property value change compared to most recent independent annual appraisal (more than)		6.00%
Threshold percentage, property value change within any calendar quarter (more than)		4.00%
Threshold percentage, property value change compared to prior calendar month (more than)		2.00%
Maximum percentage of average net assets for all account level expenses, percent (not to exceed)		2.50%
COVID-19 Pandemic Related
Principal Transaction Revenue [Line Items]
Deferred rent payments, number of new requests | request		0
Deferred rent payments requested, period (less than)	6 months
Minimum
Principal Transaction Revenue [Line Items]
Investment advisory fees, paid or received, period		1
Maximum
Principal Transaction Revenue [Line Items]
Investment advisory fees, paid or received, period		2